UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
          ---------------------------------
Address:  25188 Genesee Trail Road
          ---------------------------------
          Suite 250
          ---------------------------------
          Golden, CO  80401
          ---------------------------------

13F File Number:  28-14056
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew R. Luoma
        ---------------------------------------------------
Title:  Chief Financial Officer
        ---------------------------------------------------
Phone:  (303) 679-8252
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma           Golden, CO           August 15, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                         9
                                            ---------------------
Form 13F Information Table Value Total:                   239,446
                                            ---------------------
                                                      (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     RED ROCKS CAPITAL LLC
                                                       As of 6/30/2011

            ITEM 1               ITEM 2          ITEM 3     ITEM 4          ITEM 5              ITEM 6    ITEM 7       ITEM 8
---------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer       Title of class       CUSIP     Value    Shares/                  Investment  Other   Voting Authority
                                                            (in $)   Prn Amt  Sh/Prn Put/Call Discretion Managers Sole Shared None
---------------------------  -----------------  ---------  -------- -------   ------ -------- ---------- -------- ---- ------ ----
AMERICAN CAPITAL LTD           NEW COM          02503Y103    12,394   1,248,100                 SOLE            1,248,100
APOLLO GLOBAL MANAGEMENT         COM            037612306    24,770   1,440,120                 SOLE            1,440,120
BLACKSTONE GROUP LP              COM            09253U108    47,626   2,876,000                 SOLE            2,876,000
BROOKFIELD ASSET MGMT- CL A      COM            112585104    27,233     821,000                 SOLE              821,000
ICG GROUP INC                  NEW COM          44928D108    18,217   1,489,500                 SOLE            1,489,500
KKR & CO. L.P.                   COM            48248M102    49,255   3,018,100                 SOLE            3,018,100
LEUCADIA NATL CORP COM           COM            527288104    31,297     917,800                 SOLE              917,800
SAFEGUARD SCIENTIFICS INC.       COM            786449207    19,446   1,030,000                 SOLE            1,030,000
THL CREDIT INC                   COM            872438106     9,208     708,300                 SOLE              708,300
TOTAL                                                       239,446